Schedule of investments

Delaware Global Value Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.99%Δ
Denmark - 5.05%
Novo Nordisk Class B	9,060	$530,816
		530,816
France - 17.71%
Air Liquide	3,175	432,477
Danone	7,470	527,221
Orange	19,470	262,034
Publicis Groupe	8,740	339,892
Sodexo	3,120	301,548
		1,863,172
Germany - 4.91%
adidas AG	410	115,435
Fresenius Medical Care AG & Co.	5,200	401,059
		516,494
Ireland - 1.12%
Kerry Group Class A	930	118,067
		118,067
Japan - 15.26%
Asahi Group Holdings	4,900	187,561
Kao	1,300	94,608
KDDI	14,600	412,502
Kirin Holdings	4,500	85,519
Lawson *	3,100	165,583
Makita	6,000	203,356
Secom	1,200	95,167
Seven & i Holdings	10,600	360,648
		1,604,944
Netherlands - 5.05%
Koninklijke Ahold Delhaize	22,750	531,492
		531,492
Sweden - 2.37%
Securitas Class B	18,350	249,198
		249,198
Switzerland - 11.03%
Nestle	4,210	433,233
Roche Holding	1,640	527,315
Swatch Group	860	200,231
		1,160,779
United Kingdom - 5.43%
Diageo	6,690	238,696

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Schedule of investments

Delaware Global Value Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S	99,900	$221,198
Next	1,420	111,919
		571,813
United States - 31.06%
Clorox *	1,840	293,333
Conagra Brands	12,800	341,632
General Mills	10,000	490,000
Hormel Foods *	6,530	271,648
Kimberly-Clark	4,020	527,384
Lamb Weston Holdings	4,360	378,840
Merck & Co.	5,130	392,753
Mondelez International Class A	2,750	145,200
Pfizer	8,210	274,378
Waste Management	1,370	151,810
		3,266,978

Total Common Stock (cost $10,735,959)		10,413,753

Exchange-Traded Fund – 1.13%
Vanguard S&P 500 ETF	435	118,207
Total Exchange-Traded Fund (cost $130,338)		118,207

Total Value of Securities – 100.12%
(cost $10,866,297)		10,531,960 ■
Other Liabilities Net of Receivables and Other Assets – (0.12%)		(12,291)
Net Assets Applicable to 1,183,691 Shares Outstanding – 100.00%		$10,519,669

*	Fully or partially on loan.
■	Includes $700,691 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $749,290.
Δ Securities have been classified by country of origin.

Summary of abbreviations:
AG – Aktiengesellschaft
ETF – Exchange-Traded Fund
S&P – Standard & Poor’s

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